Loans and Borrowings	12 Months Ended
Mar. 31, 2026
Disclosure Of Loans And Borrowings [Abstract]
Loans and Borrowings
28)
LOANS AND BORROWINGS

This note provides information about the contractual terms of Group’s interest bearing loans and borrowings, which are measured at amortized cost. For more information about the Group’s exposure to interest rate, currency and liquidity risk, refer note 5 and 34.

	As at March 31
Particulars	2025	2026
Non-current liabilities
Secured bank loans	3,118	2,234
Lease liabilities	10,777	7,324
Convertible notes due 2028	—	201,199
Convertible notes due 2030	—	1,188,965
Non-current portion of loans and borrowings	13,895	1,399,722

	As at March 31
Particulars	2025	2026
Current liabilities
Current portion of secured bank loans	1,485	1,415
Current portion of lease liabilities	4,582	4,462
Current portion of convertible notes due 2028	216,075	—
Current portion of loans and borrowings	222,142	5,877

(A) Convertible notes due 2028

On February 9, 2021, the Company had issued USD 230,000 principal amount 0.00% convertible senior notes (the "Notes 2028") including USD 30,000 in aggregate principal amount of the Notes 2028 issued pursuant to the full exercise of the initial purchasers’ option to purchase additional Notes.

The Notes 2028 are convertible based upon an initial conversion rate of 25.8035 of the Company’s ordinary shares, par value USD 0.0005 per share (the “ordinary shares”) per USD 1,000 principal amount of Notes 2028 (equivalent to a conversion price of approximately USD 38.75 per ordinary share). The Notes 2028 will mature on February 15, 2028 ("maturity date"), unless earlier repurchased, redeemed or converted. The Notes 2028 will be convertible into ordinary shares, at the option of the holders, in integral multiples of USD 1,000 principal amount, at any time prior to the close of business on the second business day preceding February 15, 2028. Holders of the Notes 2028 have the right to require the Company to repurchase for cash all or part of their Notes 2028 on February 15, 2024 and February 15, 2026 (each, a “repurchase date”) at a repurchase price equal to 100% of the principal amount of the Notes 2028 to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the relevant repurchase date ("Repurchase Right").

The conversion rate will be subject to adjustment upon the occurrence of certain specified events, but will not be adjusted for accrued and unpaid special interest, if any. In addition, in connection with a make-whole fundamental change or following the Company’s delivery of a notice of tax redemption, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert its Notes 2028 “in connection with” such make-whole fundamental change or a notice of tax redemption, as the case may be. Further, the Company may, at its option, redeem the Notes 2028, in whole but not in part, following the occurrence certain tax law changes at a redemption price equal to 100% of the principal amount of the Notes 2028 to be redeemed, plus accrued and unpaid special interest, if any, to, but excluding, the redemption date (unless the redemption date falls after a special interest record date but on or prior to the special interest payment date to which such special interest record date relates, in which case the Company will instead pay the full amount of accrued and unpaid special interest, if any, to the holder of record as of the close of business on such special interest record date, and the redemption price will be equal to 100% of the principal amount of the Notes 2028 to be redeemed).

Upon the occurrence of a fundamental change, holders may require the Company to repurchase for cash all or any portion of their Notes 2028 at a fundamental change repurchase price equal to 100% of the principal amount of the Notes 2028 to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the fundamental change repurchase date.

The Notes 2028 are general unsecured obligations of the Company. The Notes 2028 rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated in right of payment to the Notes 2028, rank equal in right of payment to any of the Company’s unsecured indebtedness that is not so subordinated, are effectively subordinated in right of payment to any of the Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness and are structurally junior to all indebtedness and other liabilities of the Company’s subsidiaries.

The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that does not have an associated conversion feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the initial proceeds and recorded as equity component of convertible notes in equity. The resulting discount, together with the allocated issuance costs, was accreted at an effective interest rate of 7.39% over the period from the issuance date to February 15, 2024, the earliest put date of the Notes 2028 representing the first date on which the amount could be required to be paid to the Notes holders.

On January 17, 2024, the Company notified holders of the Notes 2028, of the right, at the option of such holder, to require the Company to repurchase at par all of such holder’s Notes or any portion thereof that is an integral multiple of USD 1,000 principal amount for cash on February 15, 2024, or the Repurchase Right, if properly tendered by the holders subject to the terms and conditions set forth. However, no notes were tendered for repurchase. The next repurchase date will be February 15, 2026 as per the agreement.

Consequent to first repurchase date i.e. February 15, 2024, the Company had adjusted the gross carrying amount of the Notes at the present value of the estimated future contractual cash flows that are discounted up to the next repurchase date at the original effective interest rate to reflect actual and revised estimated contractual cash flows. The difference of USD 30,578 between the gross carrying amount as at February 15, 2024 and revised gross carrying amount was recognised in statement of profit or loss as reversal of finance cost (refer note 16), being change in carrying value of financial liabilities measured at amortised cost during the year ended March 31, 2024. The revised carrying amount of the Notes was accreted up to the principal amount till next repurchase date on which the amount could be required to be paid to the Notes holders.

On January 12, 2026, the Company notified holders of the Notes 2028, of the right, at the option of such holder, to require the Company to repurchase at par all of such holder’s Notes 2028 or any portion thereof that is an integral multiple of USD 1,000 principal amount for cash on February 15, 2026 respectively, or the Repurchase Right, if properly tendered by the holders subject to the terms and conditions set forth. However, no Notes 2028 were tendered for repurchase. The Notes 2028 will now mature on February 15, 2028 as per the agreement.

Consequent to second repurchase date i.e. February 15, 2026, the Company had adjusted the gross carrying amount of the Notes 2028 at the present value of the estimated future contractual cash flows that are discounted up to the maturity date of Notes 2028 i.e. February 15, 2028 at the original effective interest rate to reflect actual and revised estimated contractual cash flows. The difference of USD 30,578 between the gross carrying amount as at February 15, 2026 and revised gross carrying amount was recognised in statement of profit or loss as reversal of finance cost (refer note 16), being change in carrying value of financial liabilities measured at amortised cost during the year ended March 31, 2026. The revised carrying amount of the Notes 2028 will be accreted up to the principal amount over a remaining period of 1.88 years representing the maturity date on which the amount could be required to be paid to the Notes holders.

(B) Convertible notes due 2030

Proceeds from issue of convertible notes due 2030	1,437,500
Issue expenses	(22,952)
Net proceeds	1,414,548
Amount classified as equity (net of allocated issue expense of USD 4,802) (refer note 26)	(295,939)
Interest accrued	74,401
Repurchase of convertible notes due 2030	(4,045)
Carrying amount of liability at March 31, 2026	1,188,965

On June 23, 2025, the Company issued USD 1,437,500 principal amount 0.00% convertible senior notes due 2030 (the “Notes 2030”) including USD 187,500 in aggregate principal amount of the Notes 2030 issued pursuant to the full exercise of the initial purchasers’ option to purchase additional Notes 2030. The Company incurred issuance related expense of approximately USD 22,952. The Notes 2030 will mature on July 1, 2030, unless redeemed, repurchased or converted prior to such date.

The Notes 2030 will be convertible into ordinary shares of the Company, at the option of the holders, in integral multiples of USD 1,000 principal amount, at any time prior to the close of business on the second business day preceding July 1, 2030. The Notes 2030 are convertible based upon an initial conversion rate of 8.2305 of the Company’s ordinary shares, par value USD 0.0005 per share (the “ordinary shares”) per USD 1,000 principal amount of Notes 2030 (equivalent to a conversion price of approximately USD 121.50 per ordinary share), subject to certain anti-dilution adjustments.

Holders of the Notes 2030 will have the right, at their option, to require the Company to repurchase for cash all or part of their Notes 2030, on July 3, 2028 at a repurchase price equal to 100% of the principal amount of the Notes 2030 to be repurchased plus accrued and unpaid special interest, if any. In addition, upon the occurrence of a fundamental change, holders may require the Company to repurchase for cash all or any portion of their Notes at a fundamental change repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the fundamental change repurchase date.

Further, at any time after July 10, 2028, and until maturity, the Company, at its option, may redeem for cash all or part of the Notes 2030, if:

(a) the Notes 2030 are “freely tradable” and all accrued and unpaid special interest, if any, has been paid in full, as of the date the Company sends the notice of redemption; and

(b) the last reported sale price of the Company’s ordinary shares has been at least 130% of the conversion price then in effect (i) on each of at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period ending on, and including, the trading day immediately prior to the date Company provides notice of redemption, and (ii) the trading day immediately preceding the date Company sends such notice.

The conversion rate will be subject to adjustment upon the occurrence of certain specified events, but will not be adjusted for accrued and unpaid special interest, if any. In addition, in connection with a make-whole fundamental change or following the Company’s delivery of a notice of tax redemption, optional redemption, cleanup redemption, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert its Notes “in connection with” such make-whole fundamental change or a notice of tax redemption, optional redemption or cleanup redemption, as the case may be.

The Notes 2030 are compound financial instruments consisting of a financial liability and a conversion option with the holders that is classified as equity. Of the gross proceeds of USD 1,437,500, USD 1,136,759 was allocated to the liability component, representing the fair value of the liability component on initial recognition, calculated as the present value of the contractual principal and interest payments over the term of the Notes 2030 using a discount rate of 8.06%. The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that does not have an associated conversion feature.

The carrying amount of the equity component of USD 300,741 representing the holders' conversion option, was determined by deducting the fair value of the liability component from the initial proceeds and recorded as equity component of convertible notes in equity. The transaction costs incurred were allocated to the liability and equity components in proportion to the allocation of the gross proceeds, with USD 18,150 allocated to the liability and USD 4,802 allocated to equity.

The present value of amount allocated to the liability component, net of transaction costs, of USD 1,118,609 will be accreted to the principal amount of the Notes 2030 from date of issuance to the earliest put date of Notes 2030, i.e. July 3, 2028, with an effective interest rate of 8.63%. The carrying amount as at March 31, 2026 will be accreted up to the principal amount over the remaining period of 2.51 years representing the earliest put date on which the amount could be required to be paid to the Notes 2030 holders.

A deferred tax liability of USD 54,211 for the taxable temporary difference arising from the difference between the initial carrying amount of the liability component of the Notes 2030 and the tax base was recognized with a corresponding charge directly to equity.

The Notes 2030 are general unsecured obligations of the Company. The Notes 2030 rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated in right of payment to the Notes 2030, rank equal in right of payment to any of the Company’s unsecured indebtedness that is not so subordinated, including the obligations under Convertible notes due 2028, effectively junior in right of payment to any of our future secured indebtedness to the extent of the value of the assets securing such indebtedness and are structurally junior to all indebtedness and other liabilities of the Company’s subsidiaries.

On December 8, 2025, the Company has repurchased Notes 2030 of principal amount USD 5,000 for an aggregate amount of USD 4,642 (including cost of repurchase of USD 5) (“repurchase price”). The repurchase price of USD 4,642 is allocated between the liability component and the equity component on the same basis that was used in the original allocation process. On the date of repurchase, the Company derecognised proportionate carrying amount of Notes 2030 of USD 4,045 and corresponding proportionate equity component of Notes 2030 of USD 840.

Terms and repayment schedule of secured bank loans, lease liabilities and convertible notes:

				As at March 31, 2025		As at March 31, 2026
Particulars	Currency	Interest rate	Year of maturity	Original value	Carrying amount	Original value	Carrying amount
Secured bank loans	INR	7%-10%	2025 - 2030	6,595	4,603	6,199	3,649
Lease liabilities	Multiple	2%-12%	2025 - 2029	45,091	15,359	43,963	11,786
Convertible notes due 2028	USD	7.39%	2028	230,000	216,075	230,000	201,199
Convertible notes due 2030	USD	8.63%	2028	-	-	1,432,500	1,188,965

The bank loans are secured over motor vehicles with a carrying amount of USD 4,029 as at March 31, 2026 (March 31, 2025: USD 5,264).

The information related to contractual maturities of lease liabilities is disclosed in note 34.

Credit facilities

The Group has fund based limits with various banks amounting to USD 28,379 as at March 31, 2026 (March 31, 2025: USD 32,901). As at March 31, 2026, the Group has drawn USD 822 (March 31, 2025: USD 536) against these limits.

As at March 31, 2026, the Group has non-fund based limits of USD 52,200 (March 31, 2025: USD 57,775) for bank guarantees, primarily in favour of International Air Transport Association ('IATA') and other suppliers from various banks, against any payment default by the Company. Against these limits, the Group has pledged certain bank balances, term deposits, property, plant and equipment [excluding land, building, motor vehicles and buildings (right of use)] and trade receivables ('security') of USD 130,365 (March 31, 2025: USD 167,228) of various subsidiaries. However, in case of default, enforcement of security is limited to the extent of amount due against withdrawn limits. As at March 31, 2026, the Parent Company has issued guarantees to banks in respect of credit facilities granted to one of its subsidiaries.

Reconciliation of movements of liabilities to cash flows arising from financing activities:

Changes in cash flows from financing activities

	Liabilities
	Secured bank loans	Lease liabilities	Convertible notes	Total
Balance as at April 1, 2023	2,667	16,379	216,118	235,164

Proceeds from bank loans	2,114	—	—	2,114
Repayment of bank loans	(1,009)	—	—	(1,009)
Acquired through business combination	—	115	—	115
Additions to lease liabilities	—	3,540	—	3,540
Adjustment due to modification/change in estimate	—	(26)	(30,578)	(30,604)
Payment of lease liabilities	—	(3,105)	—	(3,105)
Interest accrued	266	1,783	15,700	17,749
Interest paid	(266)	(1,783)	—	(2,049)
Effect of change in foreign exchange rates	(46)	(245)	—	(291)
Balance as at March 31, 2024	3,726	16,658	201,240	221,624

Proceeds from bank loans	2,435	—	—	2,435
Repayment of bank loans	(1,455)	—	—	(1,455)
Acquired through business combination	—	22	—	22
Additions to lease liabilities	—	2,958	—	2,958
Adjustment due to modification/change in estimate	—	(123)	—	(123)
Payment of lease liabilities	—	(3,763)	—	(3,763)
Interest accrued	405	1,697	14,835	16,937
Interest paid	(405)	(1,697)	—	(2,102)
Effect of change in foreign exchange rates	(103)	(393)	—	(496)
Balance as at March 31, 2025	4,603	15,359	216,075	236,037

Proceeds from bank loans	1,201	—	—	1,201
Repayment of bank loans	(1,778)	—	—	(1,778)
Proceeds from issuance of convertible notes	—	—	1,437,500	1,437,500
Convertible notes classified as equity	—	—	(300,741)	(300,741)
Direct cost incurred in relation to convertible notes (excluding equity component)	—	—	(18,150)	(18,150)
Repurchase of convertible notes	—	—	(4,045)	(4,045)
Additions to lease liabilities	—	2,849	—	2,849
Adjustment due to modification/change in estimate	—	(613)	(30,578)	(31,191)
Payment of lease liabilities	—	(4,688)	—	(4,688)
Interest accrued	300	1,454	90,103	91,857
Interest paid	(300)	(1,454)	—	(1,754)
Effect of change in foreign exchange rates	(377)	(1,121)	—	(1,498)
Balance as at March 31, 2026	3,649	11,786	1,390,164	1,405,599